Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease
Right-of-use assets	$ 862,000	$ 862,000
Accumulated Amortization	(235,000)	(196,000)
Right-of-use asset, net	627,000	666,000	$ 84,752
Right-of-use lease liability, current	207,000	213,526	80,696
Right-of-use lease liability, noncurrent	413,000	461,000	26,283
Total operating lease liabilities	620,000	675,000
Finance leases
Right-of-use assets	163,000	163,000
Accumulated Amortization	(59,000)	(53,000)
Right-of-use asset, net	104,000	110,000	133,146
Right-of-use lease liability, current	24,000	36,344	47,708
Right-of-use lease liability, noncurrent		1,000	$ 36,968
Total operating lease liabilities	$ 24,000	$ 37,000
Operating Lease, Weighted Average Remaining Lease Term	3 years 1 month 24 days	3 years 3 months 25 days	1 year 3 months 18 days
Finance Lease, Weighted Average Remaining Lease Term	5 months 26 days	7 months 20 days	1 year 8 months 15 days
Operating Lease, Weighted Average Discount Rate, Percent	6.67%	6.67%	6.67%
Finance Lease, Weighted Average Discount Rate, Percent	11.90%	11.90%	11.90%